Consolidated balance sheet - GBP (£)	Jun. 30, 2021	Jun. 30, 2020
Non-current assets
Property, plant and equipment	£ 247,059,000	£ 254,439,000
Right-of-use assets	4,383,000	4,559,000
Investment property	20,553,000	20,827,000
Intangible assets	754,467,000	775,170,000
Deferred tax asset		58,362,000
Trade receivables	20,404,000	43,694,000
Derivative financial instruments	499,000	1,609,000
Total non-current assets	1,047,365,000	1,158,660,000
Current assets
Inventories	2,080,000	2,186,000
Prepayments	7,407,000	6,503,000
Contract assets - accrued revenue	40,544,000	45,966,000
Trade receivables	50,370,000	115,985,000
Other receivables	460,000	239,000
Income tax receivable	1,108,000	1,214,000
Derivative financial instruments	318,000	1,174,000
Cash and cash equivalents	110,658,000	51,539,000
Total current assets	212,945,000	224,806,000
Total assets	1,260,310,000	1,383,466,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Treasury shares	(21,305,000)	(21,305,000)
Merger reserve	249,030,000	249,030,000
Hedging reserve	(10,436,000)	(32,565,000)
Retained (deficit)/earnings	(13,652,000)	87,197,000
Total equity	272,512,000	351,232,000
Non-current liabilities
Deferred tax liabilities	35,546,000	31,337,000
Contract liabilities - deferred revenue	22,942,000	18,759,000
Trade and other payables	67,517,000	51,322,000
Borrowings	465,049,000	520,010,000
Lease liabilities	3,083,000	3,326,000
Derivative financial instruments	5,472,000	9,136,000
Provisions	4,157,000
Total non-current liabilities	603,766,000	633,890,000
Current liabilities
Contract liabilities - deferred revenue	117,984,000	171,574,000
Trade and other payables	192,661,000	216,093,000
Income tax liabilities	6,036,000	4,005,000
Borrowings	65,187,000	5,605,000
Lease liabilities	1,257,000	1,067,000
Derivative financial instruments	262,000
Provisions	645,000
Total current liabilities	384,032,000	398,344,000
Total equity and liabilities	£ 1,260,310,000	£ 1,383,466,000